Income Taxes (Reconciliation of Income Taxes at the U.S. Statutory Federal Income Tax Rate) (Parenthetical) (Detail)		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Effective Income Tax Computation [Line Items]
Effective income tax rate reconcilation other adjustments		(2.20%)	(2.00%)
Dominion Energy Gas Holdings, LLC
Effective Income Tax Computation [Line Items]
Effective income tax rate reconcilation other adjustments	[1]	(4.80%)	(4.70%)
Noncontrolling Interest | Dominion Energy Gas Holdings, LLC
Effective Income Tax Computation [Line Items]
Effective income tax rate reconcilation other adjustments		(4.00%)	(4.90%)

[1]	Includes (4.0)% and (4.9)% relating to the absence of tax on noncontrolling interest in 2019 and 2018, respectively.